UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.

(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202

(Name and address of agent for service)

414-226-4555

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 90.4%(a)

COMMERCIAL SERVICES SECTOR - 3.5%
	Advertising/Marketing Services - 1.5%
1,899,850	Omnicom Group Inc.	$135,307,317
	Miscellaneous Commercial Services - 2.0%
2,890,000	Cintas Corp.	183,630,600

CONSUMER NON-DURABLES SECTOR - 10.4%
	Food: Major Diversified - 10.4%
27,475,000	Danone S.A. - SP-ADR	410,201,750
4,200,000	Nestle' S.A. - SP-ADR	326,214,000
5,287,000	Unilever PLC - SP-ADR	239,553,970
		975,969,720
CONSUMER SERVICES SECTOR - 2.8%
	Media Conglomerates - 2.8%
3,735,000	Time Warner Inc.	262,383,750

DISTRIBUTION SERVICES SECTOR - 3.7%
	Medical Distributors - 3.7%
4,815,000	AmerisourceBergen Corp.	349,857,900

ELECTRONIC TECHNOLOGY SECTOR - 3.2%
	Electronic Components - 3.2%
4,755,000	TE Connectivity Ltd.	294,049,200

ENERGY MINERALS SECTOR - 5.0%
	Oil & Gas Production - 5.0%
5,915,000	Devon Energy Corp.	469,651,000

FINANCE SECTOR - 15.5%
	Financial Conglomerates - 4.0%
3,984,000	American Express Co.	377,962,080
	Major Banks - 8.6%
12,135,000	Bank of New York Mellon Corp.	454,819,800
7,010,000	Comerica Inc.	351,621,600
		806,441,400
	Property/Casualty Insurance - 2.9%
10,830,000	Progressive Corp.	274,648,800

HEALTH SERVICES SECTOR - 4.7%
	Managed Health Care - 4.7%
5,421,000	UnitedHealth Group Inc.	443,166,750

HEALTH TECHNOLOGY SECTOR - 1.8%
	Pharmaceuticals: Major - 1.8%
3,169,000	GlaxoSmithKline PLC - SP-ADR	169,478,120

INDUSTRIAL SERVICES SECTOR - 5.0%
	Oilfield Services/Equipment - 5.0%
4,000,000	Schlumberger Ltd.	471,800,000

PROCESS INDUSTRIES SECTOR - 6.3%
	Chemicals: Agricultural - 6.3%
15,640,000	Potash Corp. of Saskatchewan Inc.	593,694,400

PRODUCER MANUFACTURING SECTOR - 15.0%
	Industrial Conglomerates - 8.5%
2,500,000	3M Co.	358,100,000
3,477,000	Berkshire Hathaway Inc. - Cl B *	440,049,120
		798,149,120
	Industrial Machinery - 3.4%
3,633,000	Illinois Tool Works Inc.	318,105,480
	Trucks/Construction/Farm Machinery - 3.1%
4,675,000	PACCAR Inc.	293,730,250

RETAIL TRADE SECTOR - 2.4%
	Apparel/Footwear Retail - 2.4%
3,430,000	Ross Stores Inc.	226,825,900

TECHNOLOGY SERVICES SECTOR - 8.2%
	Information Technology Services - 4.9%
5,610,000	Accenture PLC	453,512,400
	Packaged Software - 3.3%
7,430,000	Microsoft Corp.	309,831,000

TRANSPORTATION SECTOR - 2.9%
	Air Freight/Couriers - 2.9%
6,150,000	Expeditors International of Washington Inc.	271,584,000
	Total common stocks (cost $5,904,204,597)	8,479,779,187

SHORT-TERM INVESTMENTS - 9.5%(a)
	Commercial Paper - 5.2%
$486,100,000	U.S. Bank N.A., 0.0300%, due 07/01/14	486,100,000
	Total commercial paper (cost $486,100,000)	486,100,000
	U.S. Treasury Securities - 4.3%
400,000,000	U.S. Treasury Bills, 0.0025%, due 07/24/14	399,999,361
	Total U.S. treasury securities (cost $399,999,361)	399,999,361
	Total short-term investments (cost $886,099,361)	886,099,361
	Total investments - 99.9% (cost $6,790,303,958)	9,365,878,548
	Other assets, less liabilities - 0.1% (a)	12,534,799
	TOTAL NET ASSETS - 100.0%	$9,378,413,347

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2014, was as follows+:

Cost of investments	$6,790,303,958
Gross unrealized appreciation	2,622,006,884
Gross unrealized depreciation	(46,432,294)
Net unrealized appreciation	$2,575,574,590

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$8,479,779,187

Level 2 –	Short-Term Commercial Paper	486,100,000
	Short-Term U.S. Treasury Securities	399,999,361
	Total Level 2	886,099,361
Level 3 –		---
Total		$9,365,878,548

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2014.

See the Schedule of Investments for investments detailed by industry classifications.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 84.0%(a)

COMMERCIAL SERVICES SECTOR - 13.6%
	Advertising/Marketing Services - 3.0%
2,270,000	Interpublic Group of Companies, Inc.	$44,287,700
	Financial Publishing/Services - 2.0%
272,000	Dun & Bradstreet Corp.	29,974,400
	Miscellaneous Commercial Services - 7.2%
467,000	Cintas Corp.	29,673,180
2,694,600	Genpact Ltd. *	47,236,338
1,683,000	RPX Corp. *	29,873,250
		106,782,768
	Personnel Services - 1.4%
425,000	Robert Half International Inc.	20,289,500

CONSUMER DURABLES SECTOR - 1.9%
	Homebuilding - 1.9%
24,200	NVR Inc. *	27,844,520

CONSUMER SERVICES SECTOR - 0.9%
	Other Consumer Services - 0.9%
126,900	UniFirst Corp.	13,451,400

DISTRIBUTION SERVICES SECTOR - 14.0%
	Electronics Distributors - 9.5%
500,000	Anixter International Inc.	50,035,000
943,000	Arrow Electronics Inc. *	56,966,630
857,000	ScanSource Inc. *	32,634,560
		139,636,190
	Medical Distributors - 2.9%
1,078,000	Patterson Cos. Inc.	42,591,780
	Wholesale Distributors - 1.6%
244,000	MSC Industrial Direct Co. Inc.	23,336,160

ELECTRONIC TECHNOLOGY SECTOR - 3.3%
	Aerospace & Defense - 1.6%
673,000	FLIR Systems Inc.	23,373,290
	Electronic Production Equipment - 1.7%
793,000	MKS Instruments Inc.	24,773,320

ENERGY MINERALS SECTOR - 2.1%
	Oil & Gas Production - 2.1%
219,000	Cimarex Energy Co.	31,417,740

FINANCE SECTOR - 10.9%
	Finance/Rental/Leasing - 2.0%
332,000	Ryder System Inc.	29,245,880
	Property/Casualty Insurance - 4.4%
804,000	Greenlight Capital Re Ltd. *	26,483,760
840,000	W.R. Berkley Corp.	38,900,400
		65,384,160
	Regional Banks - 4.5%
590,000	Cullen/Frost Bankers Inc.	46,857,800
680,000	Zions Bancorporation	20,039,600
		66,897,400
HEALTH SERVICES SECTOR - 0.9%
	Medical/Nursing Services - 0.9%
410,000	Hanger, Inc. *	12,894,500

HEALTH TECHNOLOGY SECTOR - 2.9%
	Medical Specialties - 2.9%
512,000	Varian Medical Systems Inc. *	42,567,680

INDUSTRIAL SERVICES SECTOR - 1.1%
	Oilfield Services/Equipment - 1.1%
243,000	Dresser-Rand Group, Inc. *	15,486,390

PROCESS INDUSTRIES SECTOR - 12.3%
	Chemicals: Agricultural - 2.8%
1,400,000	Sociedad Quimica y Minera de Chile S.A. - SP-ADR	41,034,000
	Chemicals: Specialty - 4.2%
380,000	Compass Minerals International Inc.	36,381,200
446,000	Innophos Holdings Inc.	25,676,220
		62,057,420
	Containers/Packaging - 2.6%
756,000	Avery Dennison Corp.	38,745,000
	Industrial Specialties - 2.7%
830,000	H.B. Fuller Co.	39,923,000

PRODUCER MANUFACTURING SECTOR - 11.3%
	Industrial Machinery - 5.1%
840,000	Kennametal Inc.	38,875,200
726,800	Woodward Inc.	36,470,824
		75,346,024
	Miscellaneous Manufacturing - 4.3%
336,000	Carlisle Cos. Inc.	29,104,320
220,500	Valmont Industries, Inc.	33,504,975
		62,609,295
	Trucks/Construction/Farm Machinery - 1.9%
327,000	Lindsay Corp.	27,621,690

TECHNOLOGY SERVICES SECTOR - 5.4%
	Data Processing Services - 4.4%
1,558,000	Broadridge Financial Solutions Inc.	64,875,120
	Internet Software/Services - 1.0%
635,000	Progress Software Corp. *	15,265,400

TRANSPORTATION SECTOR - 3.4%
	Air Freight/Couriers - 1.1%
352,000	Forward Air Corp.	16,843,200
	Marine Shipping - 2.3%
283,000	Kirby Corp. *	33,150,620
	Total common stocks (cost $875,948,475)	1,237,705,547

SHORT-TERM INVESTMENTS - 16.3%(a)
	Commercial Paper - 11.2%
$75,000,000	GE Capital Corp., 0.0500%, due 07/21/14	74,997,917
90,600,000	U.S. Bank N.A., 0.0300%, due 07/01/14	90,600,000
	Total commercial paper (cost $165,597,917)	165,597,917
	U.S. Treasury Securities - 5.1%
75,000,000	U.S. Treasury Bills, 0.0025%, due 07/24/14	74,999,880
	Total U.S. treasury securities (cost $74,999,880)	74,999,880
	Total short-term investments (cost $240,597,797)	240,597,797
	Total investments - 100.3% (cost $1,116,546,272)	1,478,303,344
	Liabilities, less other assets - (0.3%) (a)	(3,695,809)
	TOTAL NET ASSETS - 100.0%	$1,474,607,535

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
SP-ADR	-Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2014, was as follows+:

Cost of investments	$1,116,546,272
Gross unrealized appreciation	365,389,385
Gross unrealized depreciation	(3,632,313)
Net unrealized appreciation	$361,757,072

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$1,237,705,547
Level 2 –	Short-Term Commercial Paper	165,597,917
	Short-Term U.S. Treasury Securities	74,999,880
	Total Level 2	240,597,797
Level 3 –		----
Total		$1,478,303,344

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2014.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 83.1%(a)
COMMON STOCKS - 77.9%(a)
COMMERCIAL SERVICES SECTOR - 10.2%
	Advertising/Marketing Services - 3.7%
572,000	WPP PLC (Jersey) (b)	$12,464,891
	Miscellaneous Commercial Services - 4.3%
142,500	Secom Co. Ltd. (Japan) (b)	8,698,976
2,148,000	Taiwan Secom (Taiwan) (b)	5,589,990
		14,288,966
	Personnel Services - 2.2%
90,000	Adecco S.A. (Switzerland) (b)	7,406,455

CONSUMER DURABLES SECTOR - 2.9%
	Automotive Aftermarket - 2.9%
595,000	Pirelli & C. SpA (Italy) (b)	9,537,747

CONSUMER NON-DURABLES SECTOR - 11.5%
	Food: Major Diversified - 9.1%
169,000	Danone S.A. - (France) (b)	12,566,582
91,500	Nestle' S.A. (Switzerland) (b)	7,090,056
238,000	Unilever PLC (Britain) (b)	10,788,363
		30,445,001
	Household/Personal Care - 2.4%
78,000	Henkel AG & Co. KGaA (Germany) (b)	7,844,123

CONSUMER SERVICES SECTOR - 5.6%
	Hotels/Resorts/Cruiselines - 3.6%
9,114,500	Genting Malaysia Berhad (Malaysia) (b)	11,923,106
	Restaurants - 2.0%
380,500	Compass Group PLC (Britain) (b)	6,615,505

DISTRIBUTION SERVICES SECTOR - 1.9%
	Wholesale Distributors - 1.9%
1,410,500	Electrocomponents PLC (Britain) (b)	6,338,584

ELECTRONIC TECHNOLOGY SECTOR - 6.7%
	Aerospace & Defense - 4.2%
769,000	Rolls-Royce Holdings PLC (Britain) *(b)	14,050,124
	Electronic Components - 2.5%
136,300	TE Connectivity Ltd. (Switzerland)	8,428,792

ENERGY MINERALS SECTOR - 2.4%
	Integrated Oil - 2.4%
191,500	Royal Dutch Shell PLC (Britain) (b)	7,913,264

FINANCE SECTOR - 5.2%
	Property/Casualty Insurance - 5.2%
139,068	Admiral Group PLC (Britain) (b)	3,684,823
29,000	Fairfax Financial Holdings Ltd. (Canada)	13,757,912
		17,442,735
HEALTH TECHNOLOGY SECTOR - 1.4%
	Pharmaceuticals: Major - 1.4%
169,500	GlaxoSmithKline PLC (Britain) (b)	4,512,947

INDUSTRIAL SERVICES SECTOR - 3.6%
	Oilfield Services/Equipment - 3.6%
101,500	Schlumberger (Curacao)	11,971,925

PROCESS INDUSTRIES SECTOR - 10.7%
	Chemicals: Agricultural - 7.2%
466,500	Potash Corp. of Saskatchewan Inc. (Canada)	17,708,340
213,000	Sociedad Quimica y Minera de Chile S.A. (Chile)	6,224,207
		23,932,547
	Chemicals: Specialty - 1.1%
58,500	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	3,557,282
	Industrial Specialties - 2.4%
109,000	Akzo Nobel N.V. (Netherlands) (b)	8,172,738

PRODUCER MANUFACTURING SECTOR - 8.1%
	Industrial Conglomerates - 5.2%
178,500	Jardine Strategic Holdings Ltd. (Singapore)	6,377,805
500,000	Smiths Group PLC (Britain) (b)	11,079,828
		17,457,633
	Industrial Machinery - 2.9%
19,000	Schindler Holding AG (Switzerland) (b)	2,886,016
25,500	SMC Corp. (Japan) (b)	6,833,024
		9,719,040
RETAIL TRADE SECTOR - 2.9%
	Department Stores - 2.9%
557,500	Hyundai Green Food Co. Ltd. (South Korea) (b)	9,725,572

TECHNOLOGY SERVICES SECTOR - 4.8%
	Information Technology Services - 4.8%
196,000	Accenture PLC (Ireland)	15,844,640
	Total common stocks (cost $227,402,030)	259,593,617

PREFERRED STOCKS - 3.8%(a)
CONSUMER NON-DURABLES SECTOR - 3.8%
	Household/Personal Care - 3.8%
11,000	Amorepacific Corp. (South Korea) (b)	7,610,017
22,500	LG Household & Health Care Ltd. (South Korea) (b)	4,991,585
	Total preferred stocks (cost $8,560,098)	12,601,602

SAVINGS SHARES - 1.4%(a)
CONSUMER DURABLES SECTOR - 1.4%
	Automotive Aftermarket - 1.4%
327,000	Pirelli & C. SpA - RSP (Italy) (b)	4,521,294
	Total savings shares (cost $3,848,317)	4,521,294
	Total long-term investments (cost $239,810,445)	276,716,513

SHORT-TERM INVESTMENTS - 17.5%(a)
	Commercial Paper - 10.0%
$25,000,000	GE Capital Corp., 0.0500%, due 07/21/14	24,999,306
8,200,000	U.S. Bank N.A., 0.0300%, due 07/01/14	8,200,000
	Total commercial paper (cost $33,199,306)	33,199,306
	U.S. Treasury Securities - 7.5%
25,000,000	U.S. Treasury Bills, 0.0025%, due 07/24/14	24,999,960
	Total U.S. treasury securities (cost $24,999,960)	24,999,960
	Total short-term investments (cost $58,199,266)	58,199,266
	Total investments - 100.6% (cost $298,009,711)	334,915,779
	Liabilities, less other assets - (0.6%) (a)	(1,913,609)
	TOTAL NET ASSETS - 100.0%	$333,002,170

* Non-income producing security.
(a) Percentages for the various classifications relate to net assets.
(b) Security does not trade during New York Stock Exchange hours and has been valued in accordance with the
Fund's pricing procedures and has been classified as level 2.
As of June 30, 2014 the aggregate value of these securities was $196,402,892.
PLC - Public Limited Company
RSP - Risparmio (Savings)

FMI International Fund
SCHEDULE OF FORWARDS CURRENCY CONTRACTS
June 30, 2014 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2014			June 30, 2014	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
7/25/2014	Bank of New York	30,800,000	British Pound	$52,700,021	51,736,999	U.S. Dollar	$51,736,999	$(963,022)
7/25/2014	State Street Global Markets, LLC	9,900,000	British Pound	16,939,292	16,728,843	U.S. Dollar	16,728,843	(210,449)
7/25/2014	Bank of New York	3,300,000	Canadian Dollar	3,090,542	2,997,870	U.S. Dollar	2,997,870	(92,672)
7/25/2014	State Street Global Markets, LLC	9,000,000	Canadian Dollar	8,428,750	8,139,493	U.S. Dollar	8,139,493	(289,257)
7/25/2014	U.S. Bank, N.A.	3,150,000,000	Chilean Peso	5,679,847	5,535,673	U.S. Dollar	5,535,673	(144,174)
7/25/2014	Bank of New York	4,500,000	Euro	6,162,459	6,213,609	U.S. Dollar	6,213,609	51,150
7/25/2014	Bank of New York	3,500,000	Euro	4,793,023	4,740,624	U.S. Dollar	4,740,624	(52,399)
7/25/2014	State Street Global Markets, LLC	19,000,000	Euro	26,019,269	26,245,840	U.S. Dollar	26,245,840	226,571
7/25/2014	Bank of New York	912,000,000	Japanese Yen	9,004,372	8,916,473	U.S. Dollar	8,916,473	(87,899)
7/25/2014	BMO Capital	285,000,000	Japanese Yen	2,813,866	2,779,945	U.S. Dollar	2,779,945	(33,921)
7/25/2014	State Street Global Markets, LLC	528,000,000	Japanese Yen	5,213,057	5,182,190	U.S. Dollar	5,182,190	(30,867)
7/25/2014	U.S. Bank, N.A.	33,700,000	Malaysian Ringgit	10,474,310	10,246,022	U.S. Dollar	10,246,022	(228,288)
7/25/2014	U.S. Bank, N.A.	19,800,000,000	South Korean Won	19,549,260	18,963,584	U.S. Dollar	18,963,584	(585,676)
7/25/2014	Bank of New York	12,200,000	Swiss Franc	13,760,275	13,825,831	U.S. Dollar	13,825,831	65,556
7/25/2014	Bank of New York	1,500,000	Swiss Franc	1,691,837	1,667,502	U.S. Dollar	1,667,502	(24,335)
7/25/2014	U.S. Bank, N.A.	143,000,000	Taiwan Dollar	4,790,607	4,715,328	U.S. Dollar	4,715,328	(75,279)
				$191,110,787			$188,635,826	$(2,474,961)

The cost basis of investments for federal income tax purposes at June 30, 2014, was as follows+:

Cost of investments	$298,009,711
Gross unrealized appreciation (excluding forward currency contracts)	38,655,895
Gross unrealized depreciation (excluding forward currency contracts)	(1,749,827)
Net unrealized appreciation (excluding forward currency contracts)	$36,906,068

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2014, based on the inputs used to value them:

			Other
			Financial
Valuation Inputs		Investments in Securities	Instruments^
Assets:
Level 1 –	Common Stocks	$80,313,621	$ ---

Level 2 –	Common Stocks	179,279,996	---
Level 2 –	Preferred Stocks	12,601,602	---
Level 2 –	Savings Shares	4,521,294	---
Level 2 –	Short-Term Commercial Paper	33,199,306	---
Level 2 –	Short-Term U.S. Treasury Securities	24,999,960	---
Level 2 –	Forward Currency Contracts	---	343,277
	Total Level 2	254,602,158	343,277
Level 3 –		---	---

Liabilities:
Level 2 –	Forward Currency Contracts	---	(2,818,238)
Total		$334,915,779	$2,474,961

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2014.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. There were on average eleven forward currency contracts outstanding during the nine month period ending June 30, 2014. These contracts are not subject to master netting agreements.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of thesecontrols and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act(17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     FMI Funds, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     July 22, 2014

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

Date     July 22, 2014